Concentration of Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | One Customers [Member] | Revenue Benchmark [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	28.00%	18.30%	17.70%
Customer Concentration Risk [Member] | One Customers [Member] | Accounts Receivable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	38.70%	34.90%	43.10%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	14.20%	11.70%	16.10%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	18.50%	21.70%	19.60%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	15.30%	13.80%	13.50%
Customer Concentration Risk [Member] | Four Customers [Member] | Accounts Receivable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage		11.40%
Supplier Concentration Risk [Member] | One Suppliers [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage		36.50%
Supplier Concentration Risk [Member] | Two Suppliers [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage		30.50%
Supplier Concentration Risk [Member] | Three Suppliers [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage		20.60%
Supplier Concentration Risk [Member] | Supplier One [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage			72.60%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage			12.80%
Supplier Concentration Risk [Member] | One Major Suppliers [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	95.30%
Supplier Concentration Risk [Member] | One Major IPO Vendors [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage		29.60%	88.90%
Supplier Concentration Risk [Member] | Two Major IPO Vendors [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage		23.00%	10.30%
Supplier Concentration Risk [Member] | Three Major IPO Vendors [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage		18.70%
Supplier Concentration Risk [Member] | One Major Inventory Supplier [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage		20.60%
Supplier Concentration Risk [Member] | One Customers [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	27.80%
Supplier Concentration Risk [Member] | Two Customers [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	26.60%
Supplier Concentration Risk [Member] | Three Customers [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	17.80%